Schedule of Investments (unaudited)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$19,217	$18,747,784
7.50%, 06/01/29(a)(b)	15,946	14,107,227
7.75%, 04/15/28(a)(b)	16,508	15,210,265
7.88%, 04/01/30(a)(b)	11,854	12,266,509
9.00%, 09/15/28(a)(b)	11,852	12,582,231
CMG Media Corp., 8.88%, 06/18/29(a)(b)	13,966	9,650,925
Lamar Media Corp.
3.63%, 01/15/31	7,995	7,169,183
3.75%, 02/15/28(b)	7,787	7,409,088
4.00%, 02/15/30(b)	7,800	7,221,338
4.88%, 01/15/29(b)	4,527	4,408,053
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	41,491	38,470,455
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	9,515	8,956,292
4.63%, 03/15/30(a)(b)	9,552	8,964,074
5.00%, 08/15/27(a)(b)	9,088	8,956,849
7.38%, 02/15/31(a)(b)	5,676	5,999,681
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	18,456	17,811,769
		197,931,723
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	10,707	10,704,002
7.00%, 06/01/32(a)(b)	11,821	12,086,973
7.13%, 06/15/26(a)(b)	820	826,913
7.25%, 07/01/31(a)(b)	12,515	12,922,460
7.50%, 02/01/29(a)(b)	11,673	12,186,138
7.88%, 04/15/27(a)(b)	14,215	14,250,059
8.75%, 11/15/30(a)(b)	12,646	13,673,553
Spirit AeroSystems Inc.
4.60%, 06/15/28	11,073	10,605,387
9.38%, 11/30/29(a)	12,452	13,419,219
9.75%, 11/15/30(a)	20,308	22,583,511
TransDigm Inc.
4.63%, 01/15/29	19,073	18,095,509
4.88%, 05/01/29(b)	11,194	10,677,439
5.50%, 11/15/27	39,693	39,351,481
6.00%, 01/15/33(a)(b)	18,058	18,051,228
6.38%, 03/01/29(a)(b)	41,405	42,055,531
6.63%, 03/01/32(a)	33,585	34,369,190
6.75%, 08/15/28(a)	30,765	31,441,830
6.88%, 12/15/30(a)(b)	21,634	22,304,645
7.13%, 12/01/31(a)	13,952	14,530,517
Triumph Group Inc., 9.00%, 03/15/28(a)	11	11,533
		354,147,118
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	8,988	8,886,413
6.00%, 06/15/30(a)(b)	15,637	15,610,417
		24,496,830
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(a)(b)	18,220	17,772,152
American Airlines Inc.
7.25%, 02/15/28(a)(b)	12,123	12,417,953
8.50%, 05/15/29(a)(b)	15,738	16,627,197
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	$22,520	$22,503,423
5.75%, 04/20/29(a)(b)	46,185	46,023,090
Delta Air Lines Inc.
3.75%, 10/28/29(b)	583	544,997
4.38%, 04/19/28(b)	39	38,076
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	31,979	33,621,803
United Airlines Inc.
4.38%, 04/15/26(a)	28,940	28,523,458
4.63%, 04/15/29(a)	28,573	27,458,296
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	14,973	13,216,168
7.88%, 05/01/27(a)(b)	9,260	9,097,950
9.50%, 06/01/28(a)(b)	8,021	8,000,609
		235,845,172
Apparel — 0.3%
Hanesbrands Inc.
4.88%, 05/15/26(a)	14,896	14,714,362
9.00%, 02/15/31(a)(b)	10,807	11,612,338
VF Corp.
2.80%, 04/23/27	7,801	7,353,155
2.95%, 04/23/30(b)	11,006	9,508,028
		43,187,883
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	15,619	14,044,898
4.75%, 10/01/27(a)	5,954	5,826,175
5.88%, 06/01/29(a)(b)	6,598	6,638,706
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	16,620	16,329,150
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	8,100	7,791,552
5.50%, 07/15/29(a)(b)	6,188	6,071,975
5.88%, 01/15/28(a)(b)	8,794	8,737,279
7.75%, 10/15/25(a)(b)	777	777,935
		66,217,670
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	10,140	10,017,103
7.00%, 04/15/28(a)	7,956	8,136,283
8.25%, 04/15/31(a)(b)	8,363	8,739,335
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,350	8,674,268
6.50%, 04/01/27(b)	7,324	7,325,717
6.88%, 07/01/28(b)	6,189	6,186,237
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	8,420	8,427,896
6.75%, 05/15/28(a)(b)	9,861	10,109,528
8.50%, 05/15/27(a)(b)	27,891	28,047,591
Dana Inc.
4.25%, 09/01/30(b)	5,903	5,277,444
5.38%, 11/15/27(b)	5,894	5,843,956
5.63%, 06/15/28(b)	6,334	6,286,442
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,961	10,714,223
5.00%, 05/31/26(b)	14,050	13,935,844
5.00%, 07/15/29(b)	12,351	11,584,466

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.25%, 04/30/31(b)	$8,323	$7,658,686
5.25%, 07/15/31(b)	9,610	8,843,122
5.63%, 04/30/33(b)	7,410	6,744,397
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(c)	6,618	6,377,706
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	8,027	8,006,933
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(c)	7,287	7,374,080
Tenneco Inc., 8.00%, 11/17/28(a)	29,052	27,587,730
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	12,501	12,073,740
6.88%, 04/14/28(a)(b)	9,968	10,010,862
6.88%, 04/23/32(a)(b)	11,123	10,675,522
7.13%, 04/14/30(a)(b)	9,351	9,302,784
		263,961,895
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	8,501	8,462,442
7.63%, 05/01/26(a)	6,878	6,925,011
12.00%, 10/01/28(a)	12,057	13,107,424
12.25%, 10/01/30(a)	8,218	9,127,438
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	11,340	10,039,320
5.71%, 01/15/26(a)(b)	20,209	20,268,653
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)(d)	22,343	21,844,852
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	16,243	16,274,203
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	18,628	19,604,103
		125,653,446
Building Materials — 1.7%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	20,949	19,076,268
5.00%, 03/01/30(a)(b)	8,056	7,785,788
6.38%, 06/15/32(a)(b)	10,338	10,570,605
6.38%, 03/01/34(a)(b)	16,500	16,825,050
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	11,409	11,244,487
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	8,232	8,200,513
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	41,809	42,388,473
6.75%, 07/15/31(a)(b)	7,704	7,891,785
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	12,147	12,381,019
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	8,623	8,290,368
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	15,763	15,641,399
8.88%, 11/15/31(a)(b)	16,672	17,751,450
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	16,745	14,721,400
4.38%, 07/15/30(a)	24,302	22,613,400
4.75%, 01/15/28(a)	15,404	14,974,613
5.00%, 02/15/27(a)	13,556	13,346,306
6.50%, 08/15/32(a)	7,845	8,024,396
Security	Par (000)	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)(b)	$7,899	$7,956,700
7.25%, 01/15/31(a)(b)	13,313	14,211,628
		273,895,648
Chemicals — 2.0%
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(c)	13,136	7,635,169
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(c)	17,284	17,431,388
Avient Corp.
6.25%, 11/01/31(a)(b)	11,416	11,548,197
7.13%, 08/01/30(a)(b)	5,106	5,290,327
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	6,184	6,487,016
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,238	9,407,015
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	6,872	6,742,077
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	9,062	8,066,313
5.38%, 05/15/27(b)	8,044	7,892,786
5.75%, 11/15/28(a)(b)	11,655	11,021,259
8.00%, 01/15/33(a)(b)	2,355	2,367,293
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	7,311	7,416,177
7.50%, 04/15/29(a)(b)	11,769	12,165,309
Methanex Corp.
5.13%, 10/15/27(b)	11,376	11,161,278
5.25%, 12/15/29(b)	11,067	10,816,664
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,888	7,314,740
5.25%, 06/01/27(a)	16,578	16,287,885
7.00%, 12/01/31(a)(b)	3,797	3,883,306
8.50%, 11/15/28(a)	6,593	7,026,957
9.00%, 02/15/30(a)	9,288	10,051,938
Olin Corp.
5.00%, 02/01/30(b)	8,150	7,827,824
5.13%, 09/15/27(b)	6,173	6,104,100
5.63%, 08/01/29(b)	11,946	11,854,912
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	12,065	11,327,931
6.25%, 10/01/29(a)(b)	5,600	5,367,561
7.25%, 06/15/31(a)(b)	11,634	11,909,822
9.75%, 11/15/28(a)(b)	23,607	25,142,302
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	16,435	15,680,873
6.63%, 05/01/29(a)	10,144	9,897,420
Tronox Inc., 4.63%, 03/15/29(a)(b)	17,665	16,253,973
WR Grace Holdings LLC
4.88%, 06/15/27(a)	10,026	9,860,862
5.63%, 08/15/29(a)(b)	18,393	17,235,773
		328,476,447
Commercial Services — 4.7%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	16,243	15,220,719
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	8,400	8,405,775

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 2 SARL, 8.75%, 04/15/27(a)(b)	$7,422	$7,568,028
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	35,634	36,509,171
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	14,454	13,262,749
9.75%, 07/15/27(a)(b)	17,636	17,800,368
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)(b)	28,143	26,487,916
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	7,271	6,899,876
5.38%, 03/01/29(a)(b)	8,652	8,229,133
5.75%, 07/15/27(a)(b)	7,037	6,968,719
8.00%, 02/15/31(a)(b)	7,422	7,729,155
8.25%, 01/15/30(a)(b)	9,833	10,249,263
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	16,459	16,474,636
Block Inc.
2.75%, 06/01/26	11,838	11,453,265
3.50%, 06/01/31(b)	14,955	13,437,067
6.50%, 05/15/32(a)	30,092	30,914,565
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	31,991	33,719,794
Brink's Co. (The)
4.63%, 10/15/27(a)	7,891	7,689,188
6.50%, 06/15/29(a)(b)	6,620	6,774,122
6.75%, 06/15/32(a)(b)	7,631	7,797,133
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	7,700	7,893,375
8.63%, 05/15/32(a)(b)	9,015	9,459,705
9.00%, 05/15/28(a)(b)	18,198	19,004,574
Garda World Security Corp.
4.63%, 02/15/27(a)	8,857	8,636,498
6.00%, 06/01/29(a)	7,594	7,195,315
7.75%, 02/15/28(a)(b)	5,640	5,844,448
8.25%, 08/01/32(a)	7,763	7,931,144
8.38%, 11/15/32(a)	15,697	16,106,535
GEO Group Inc. (The)
8.63%, 04/15/29	11,469	12,142,804
10.25%, 04/15/31	10,074	11,031,332
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	14,892	14,814,833
6.63%, 06/15/29(a)	11,877	12,174,138
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,354	6,324,440
5.00%, 12/01/29(a)(b)	15,146	10,509,355
12.63%, 07/15/29(a)(b)	12,910	13,950,546
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	16,141	15,197,155
5.75%, 04/15/26(a)	22,767	22,808,773
6.25%, 01/15/28(a)(b)	13,758	13,759,966
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	6,875	6,874,863
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	16,979	17,421,303
10.88%, 08/01/29(a)(b)	7,676	7,821,268
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30	$12,644	$11,330,200
4.00%, 05/15/31	11,914	10,892,374
4.63%, 12/15/27(b)	6,039	5,938,871
5.13%, 06/01/29(b)	8,242	8,118,978
5.75%, 10/15/32(b)	11,946	11,896,300
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	1,363	1,342,330
6.75%, 08/15/32(a)(b)	16,790	17,364,386
Sotheby's, 7.38%, 10/15/27(a)(b)	12,141	12,034,766
United Rentals North America Inc.
3.75%, 01/15/32(b)	11,808	10,563,531
3.88%, 11/15/27	10,355	9,997,960
3.88%, 02/15/31(b)	16,208	14,787,999
4.00%, 07/15/30(b)	9,647	8,969,751
4.88%, 01/15/28(b)	24,455	24,088,175
5.25%, 01/15/30(b)	9,511	9,394,436
5.50%, 05/15/27	3,801	3,803,598
6.13%, 03/15/34(a)(b)	16,284	16,538,437
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	20,314	21,024,990
Williams Scotsman Inc.
4.63%, 08/15/28(a)	6,676	6,425,941
6.63%, 06/15/29(a)	6,787	6,894,986
7.38%, 10/01/31(a)(b)	7,218	7,488,675
		759,389,696
Computers — 1.1%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	16,727	17,183,647
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	8,359	8,671,069
McAfee Corp., 7.38%, 02/15/30(a)(b)	32,185	31,259,681
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	22,425	24,536,753
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	11,456	11,086,187
5.13%, 04/15/29(a)(b)	7,327	7,040,789
Seagate HDD Cayman
4.09%, 06/01/29(b)	8,457	8,007,305
4.88%, 06/01/27	5,245	5,203,071
8.25%, 12/15/29(b)	6,715	7,211,630
8.50%, 07/15/31(b)	6,635	7,164,722
9.63%, 12/01/32(b)	12,868	14,684,300
Western Digital Corp., 4.75%, 02/15/26	32,921	32,692,199
		174,741,353
Cosmetics & Personal Care — 0.5%
Coty Inc., 5.00%, 04/15/26(a)	5,097	5,084,064
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	7,565	7,304,379
6.63%, 07/15/30(a)(b)	10,713	10,959,961
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,445	6,970,248
5.50%, 06/01/28(a)	9,847	9,710,619
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	10,395	9,974,418
6.13%, 09/30/32(b)	12,222	12,203,056
Prestige Brands Inc.
3.75%, 04/01/31(a)	8,698	7,784,076
5.13%, 01/15/28(a)	5,738	5,644,184
		75,635,005

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	$6,348	$5,885,290
4.00%, 01/15/28(a)	9,616	9,235,014
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	21,139	19,603,863
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	6,076	6,252,698
7.75%, 03/15/31(a)(b)	10,385	10,977,784
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(e)(f)	9,458	997,819
9.00%, 11/15/26(a)(b)(e)(f)	13,501	5,771,678
		58,724,146
Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	11,167	11,074,726
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	8,327	8,638,222
Ally Financial Inc.
5.75%, 11/20/25(b)	629	632,239
6.70%, 02/14/33(b)	7,865	8,098,371
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	7,506	7,517,259
10.00%, 08/15/30(a)(b)	11,147	12,328,660
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	7,383	7,359,730
9.25%, 07/01/31(a)	9,903	10,586,926
Coinbase Global Inc.
3.38%, 10/01/28(a)	16,384	14,950,485
3.63%, 10/01/31(a)(b)	12,348	10,724,608
Credit Acceptance Corp.
6.63%, 03/15/26(b)	7,648	7,657,919
9.25%, 12/15/28(a)	9,894	10,541,661
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	8,013	8,481,761
9.25%, 04/01/29(a)(b)	8,463	9,087,902
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	15,061	15,192,784
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)(b)	11,979	12,443,186
9.25%, 02/01/29(a)	16,864	17,475,320
GGAM Finance Ltd.
5.88%, 03/15/30(a)	6,690	6,616,828
6.88%, 04/15/29(a)(b)	6,567	6,730,918
8.00%, 02/15/27(a)(b)	12,656	13,117,020
8.00%, 06/15/28(a)(b)	9,694	10,254,586
7.75%, 05/15/26(a)	5,864	5,973,401
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	18,313	18,800,488
goeasy Ltd.
7.63%, 07/01/29(a)(b)	12,347	12,814,828
9.25%, 12/01/28(a)	9,126	9,768,014
Series 144*, 6.88%, 05/15/30(a)(b)	3,836	3,905,048
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,356	7,953,241
6.13%, 11/01/32(a)	16,918	16,994,131
7.13%, 04/30/31(a)	19,392	20,179,800
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	15,401	14,441,325
6.63%, 10/15/31(a)	8,354	8,426,708
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	813	845,547
Security	Par (000)	Value
Diversified Financial Services (continued)
8.13%, 03/30/29(a)	$360	$380,235
8.38%, 05/01/28(a)(b)	199	209,571
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	6,668	6,149,841
6.50%, 05/01/28(a)	16,475	16,104,312
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	6,311	6,259,797
5.13%, 12/15/30(a)(b)	10,407	9,889,740
5.50%, 08/15/28(a)	13,516	13,279,470
5.75%, 11/15/31(a)(b)	9,453	9,199,578
6.00%, 01/15/27(a)	7,519	7,519,000
6.50%, 08/01/29(a)	12,564	12,689,640
7.13%, 02/01/32(a)(b)	14,930	15,435,443
Navient Corp.
4.88%, 03/15/28	8,203	7,876,726
5.00%, 03/15/27(b)	11,522	11,372,214
5.50%, 03/15/29(b)	11,475	11,008,230
6.75%, 06/15/26(b)	9,863	10,033,175
9.38%, 07/25/30	7,592	8,341,710
11.50%, 03/15/31	7,656	8,718,689
OneMain Finance Corp.
3.50%, 01/15/27(b)	11,899	11,431,726
3.88%, 09/15/28	9,139	8,538,557
4.00%, 09/15/30(b)	13,382	12,035,436
5.38%, 11/15/29(b)	11,837	11,515,862
6.63%, 01/15/28(b)	13,372	13,662,516
6.63%, 05/15/29	4,114	4,196,691
7.13%, 03/15/26	25,113	25,674,622
7.13%, 11/15/31(b)	12,225	12,594,073
7.50%, 05/15/31	11,797	12,291,737
7.88%, 03/15/30(b)	11,497	12,135,025
9.00%, 01/15/29(b)	14,004	14,905,858
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	9,096	8,541,826
5.38%, 10/15/25(a)	679	677,021
5.75%, 09/15/31(a)(b)	8,281	8,009,390
7.13%, 11/15/30(a)	9,913	10,163,835
7.88%, 12/15/29(a)	11,153	11,767,307
PRA Group Inc.
8.38%, 02/01/28(a)	6,553	6,760,444
8.88%, 01/31/30(a)(b)	7,397	7,768,403
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	18,378	17,537,322
3.63%, 03/01/29(a)	12,859	11,862,428
3.88%, 03/01/31(a)	18,551	16,603,145
4.00%, 10/15/33(a)(b)	12,826	11,123,336
Synchrony Financial, 7.25%, 02/02/33(b)	11,703	12,313,891
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	12,392	12,363,870
5.50%, 04/15/29(a)(b)	10,696	10,335,232
5.75%, 06/15/27(a)	7,582	7,523,275
		776,413,841
Electric — 3.4%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	15,208	15,810,047
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	17,258	17,481,491
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	2,919	2,762,104
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	5,215	5,222,875

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Calpine Corp.
3.75%, 03/01/31(a)	$13,771	$12,441,524
4.50%, 02/15/28(a)	19,273	18,615,141
4.63%, 02/01/29(a)(b)	9,599	9,153,718
5.00%, 02/01/31(a)(b)	13,636	12,940,351
5.13%, 03/15/28(a)(b)	22,111	21,631,813
5.25%, 06/01/26(a)(b)	489	485,630
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	13,357	11,839,937
4.75%, 03/15/28(a)(b)	11,840	11,491,460
DPL Inc., 4.35%, 04/15/29(b)	5,758	5,428,969
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	7,280	7,622,868
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	7,174	7,503,607
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(g)	24,554	27,744,888
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(d)	17,837	18,002,622
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(d)	8,055	8,344,980
Lightning Power LLC, 7.25%, 08/15/32(a)	24,479	25,505,894
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	8,147	7,780,385
4.50%, 09/15/27(a)(b)	9,761	9,286,615
7.25%, 01/15/29(a)(b)	11,183	11,444,403
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	7,510	6,878,886
3.63%, 02/15/31(a)(b)	16,965	15,119,208
3.88%, 02/15/32(a)	8,541	7,590,814
5.25%, 06/15/29(a)(b)	11,403	11,199,070
5.75%, 01/15/28(b)	9,577	9,581,645
5.75%, 07/15/29(a)(b)	12,602	12,465,898
6.00%, 02/01/33(a)	14,257	14,216,902
6.25%, 11/01/34(a)(b)	14,875	14,871,281
PG&E Corp.
5.00%, 07/01/28(b)	15,198	14,952,096
5.25%, 07/01/30(b)	14,035	13,772,826
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	17,897	18,508,138
Pike Corp.
5.50%, 09/01/28(a)	12,659	12,381,531
8.63%, 01/31/31(a)(b)	7,374	7,900,780
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	19,400	20,891,860
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	17,898	17,101,539
5.00%, 07/31/27(a)(b)	18,179	18,005,305
5.50%, 09/01/26(a)	5,319	5,311,471
5.63%, 02/15/27(a)	15,475	15,479,712
6.88%, 04/15/32(a)(b)	14,494	15,048,106
7.75%, 10/15/31(a)(b)	22,667	24,119,372
		543,937,762
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	12,101	11,364,435
4.75%, 06/15/28(a)(b)	8,067	7,811,662
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	12,487	12,783,566
6.63%, 03/15/32(a)(b)	12,345	12,707,298
Security	Par (000)	Value
Electrical Components & Equipment (continued)
7.25%, 06/15/28(a)(b)	$18,454	$18,880,040
		63,547,001
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)	31,451	30,192,960
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	15,816	14,748,420
5.88%, 09/01/30(a)(b)	7,530	7,471,879
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	11,178	10,001,909
4.38%, 02/15/30(a)(b)	6,744	6,297,210
6.63%, 07/15/32(a)	8,724	8,900,841
		77,613,219
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	11,950	11,204,117
5.00%, 01/31/28(a)	13,325	12,933,995
		24,138,112
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)	6,783	6,401,456
6.88%, 08/15/32(a)(b)	9,660	9,959,762
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	20,913	22,220,063
		38,581,281
Entertainment — 2.9%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	14,213	12,680,839
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	15,897	16,181,822
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	18,186	17,192,211
6.00%, 10/15/32(a)(b)	17,774	17,501,007
6.50%, 02/15/32(a)	22,039	22,523,307
7.00%, 02/15/30(a)	28,582	29,494,909
8.13%, 07/01/27(a)	8,128	8,278,307
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	9,004	8,738,521
5.38%, 04/15/27(b)	5,888	5,854,093
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	10,096	9,856,725
5.50%, 04/01/27(a)	7,459	7,425,434
5.75%, 04/01/30(a)(b)	18,886	18,757,009
6.75%, 05/01/31(a)(b)	10,208	10,453,398
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	12,730	12,455,096
7.00%, 08/01/32(a)(b)	8,139	8,429,155
International Game Technology PLC
4.13%, 04/15/26(a)(b)	8,278	8,156,934
5.25%, 01/15/29(a)(b)	10,347	10,177,245
6.25%, 01/15/27(a)	12,318	12,447,749
Light & Wonder International Inc.
7.00%, 05/15/28(a)(b)	11,121	11,176,513
7.25%, 11/15/29(a)	6,724	6,936,815
7.50%, 09/01/31(a)(b)	10,604	11,053,897
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	7,492	7,129,697
4.75%, 10/15/27(a)(b)	15,126	14,802,210
6.50%, 05/15/27(a)	14,628	14,830,890

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	$7,024	$6,863,412
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	7,842	7,746,439
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	17,411	17,285,313
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	8,714	8,157,524
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	7,714	8,108,365
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)(b)	11,573	8,543,044
5.88%, 09/01/31(a)(b)	11,443	7,858,569
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	15,998	14,328,769
8.45%, 07/27/30(a)(b)	6,908	7,210,260
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	6,393	6,369,067
7.25%, 05/15/31(a)(b)	13,703	14,174,127
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	11,777	12,056,056
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	745	662,491
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	12,556	12,223,266
6.25%, 03/15/33(a)(b)	12,315	12,324,428
7.13%, 02/15/31(a)(b)	16,407	17,343,546
		463,788,459
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	5,448	5,354,057
6.38%, 02/01/31(a)(b)	7,111	7,239,709
GFL Environmental Inc.
3.50%, 09/01/28(a)	10,089	9,508,883
3.75%, 08/01/25(a)	1,496	1,489,313
4.00%, 08/01/28(a)(b)	10,068	9,564,600
4.38%, 08/15/29(a)(b)	8,019	7,597,779
4.75%, 06/15/29(a)(b)	10,460	10,116,781
5.13%, 12/15/26(a)	4,197	4,177,446
6.75%, 01/15/31(a)(b)	13,356	13,882,853
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	10,678	10,216,844
5.88%, 06/30/29(a)	16,256	15,524,480
Reworld Holding Corp.
4.88%, 12/01/29(a)(b)	11,469	10,845,612
5.00%, 09/01/30(b)	5,516	5,158,425
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,351	6,540,958
		117,217,740
Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	10,949	10,601,643
3.50%, 03/15/29(a)(b)	20,743	19,161,346
4.63%, 01/15/27(a)	19,743	19,314,824
4.88%, 02/15/30(a)(b)	14,836	14,243,005
5.88%, 02/15/28(a)	11,797	11,737,278
6.50%, 02/15/28(a)(b)	11,295	11,488,662
7.50%, 03/15/26(a)(b)	9,229	9,297,352
B&G Foods Inc.
5.25%, 09/15/27(b)	9,304	8,866,991
Security	Par (000)	Value
Food (continued)
8.00%, 09/15/28(a)	$13,029	$13,406,450
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	11,792	12,480,417
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	2,763	2,669,666
7.63%, 07/01/29(a)	5,386	5,672,535
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	19,472	20,388,674
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	17,005	15,819,299
4.38%, 01/31/32(a)(b)	12,916	11,853,973
4.88%, 05/15/28(a)(b)	8,052	7,900,312
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	16,724	15,723,977
5.50%, 10/15/27(a)(b)	13,314	13,234,324
6.13%, 09/15/32(a)(b)	13,176	13,315,687
Pilgrim's Pride Corp.
3.50%, 03/01/32	12,325	10,821,843
4.25%, 04/15/31	14,820	13,860,134
6.25%, 07/01/33	15,208	15,933,622
6.88%, 05/15/34(b)	7,697	8,441,274
Post Holdings Inc.
4.50%, 09/15/31(a)	15,720	14,324,850
4.63%, 04/15/30(a)(b)	21,131	19,811,255
5.50%, 12/15/29(a)(b)	18,519	18,125,471
5.63%, 01/15/28(a)(b)	6,162	6,231,117
6.25%, 02/15/32(a)(b)	13,991	14,165,451
6.25%, 10/15/34(a)(b)	9,904	9,803,807
6.38%, 03/01/33(a)(b)	19,424	19,424,000
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,295	7,915,419
4.75%, 02/15/29(a)(b)	12,596	12,182,301
5.75%, 04/15/33(a)	5,630	5,566,663
6.88%, 09/15/28(a)(b)	6,088	6,289,067
7.25%, 01/15/32(a)(b)	6,479	6,776,089
		426,848,778
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	15,192	14,880,837
TKC Holdings Inc.
6.88%, 05/15/28(a)	6,954	6,952,841
10.50%, 05/15/29(a)	10,447	10,703,822
		32,537,500
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	8,294	7,454,232
Magnera Corp., 7.25%, 11/15/31(a)(b)	13,018	12,819,606
Mercer International Inc.
5.13%, 02/01/29(b)	14,054	12,294,805
12.88%, 10/01/28(a)(b)	5,115	5,477,909
		38,046,552
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25(b)	635	631,488
5.75%, 05/20/27	8,852	8,528,902
5.88%, 08/20/26	11,079	10,892,157
9.38%, 06/01/28(a)	8,074	8,300,153
		28,352,700

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	$11,940	$11,079,226
4.63%, 07/15/28(a)	23,363	22,584,778
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	23,967	25,145,544
Hologic Inc.
3.25%, 02/15/29(a)	14,520	13,354,568
4.63%, 02/01/28(a)	5,130	5,031,706
Medline Borrower LP
3.88%, 04/01/29(a)	66,652	62,488,249
5.25%, 10/01/29(a)	36,991	36,154,774
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	21,422	21,842,180
Teleflex Inc.
4.25%, 06/01/28(a)(b)	9,908	9,515,860
4.63%, 11/15/27(b)	5,844	5,724,432
		212,921,317
Health Care - Services — 4.3%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	6,858	6,739,486
3.50%, 04/01/30(a)(b)	8,934	8,796,593
5.00%, 07/15/27(a)	2,173	2,164,652
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	7,718	7,157,963
4.00%, 03/15/31(a)(b)	8,881	8,042,093
4.25%, 05/01/28(a)	8,426	8,075,605
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	14,711	11,945,857
5.25%, 05/15/30(a)(b)	22,490	19,109,191
5.63%, 03/15/27(a)(b)	28,748	27,777,755
6.00%, 01/15/29(a)	9,510	8,784,862
6.13%, 04/01/30(a)(b)	18,047	13,354,780
6.88%, 04/01/28(a)(b)	9,829	7,688,342
6.88%, 04/15/29(a)(b)	19,370	15,644,388
8.00%, 12/15/27(a)(b)	10,155	10,148,399
10.88%, 01/15/32(a)(b)	34,553	35,907,909
DaVita Inc.
3.75%, 02/15/31(a)(b)	21,861	19,381,827
4.63%, 06/01/30(a)(b)	39,917	37,386,805
6.88%, 09/01/32(a)(b)	18,004	18,600,382
Encompass Health Corp.
4.50%, 02/01/28(b)	9,827	9,586,009
4.63%, 04/01/31(b)	7,946	7,466,757
4.75%, 02/01/30(b)	10,338	10,017,832
IQVIA Inc.
5.00%, 10/15/26(a)	13,146	12,987,065
5.00%, 05/15/27(a)	14,444	14,278,616
6.50%, 05/15/30(a)(b)	5,236	5,369,518
LifePoint Health Inc.
4.38%, 02/15/27(a)(b)	11,191	10,786,725
5.38%, 01/15/29(a)(b)	7,656	6,908,184
9.88%, 08/15/30(a)(b)	13,345	14,497,198
10.00%, 06/01/32(a)(b)	12,792	13,286,890
11.00%, 10/15/30(a)(b)	17,338	19,109,944
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	11,348	10,300,738
3.88%, 05/15/32(a)(b)	13,030	11,533,498
4.38%, 06/15/28(a)	12,792	12,238,227
6.25%, 01/15/33(a)(b)	6,963	7,018,704
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)	16,865	11,708,526
5.75%, 11/01/28(a)(b)	14,623	6,583,316
Security	Par (000)	Value
Health Care - Services (continued)
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	$25,269	$25,654,959
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	11,714	11,637,562
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	10,726	10,216,783
Select Medical Corp., 6.25%, 08/15/26(a)	16,095	16,260,478
Star Parent Inc., 9.00%, 10/01/30(a)	17,748	18,324,810
Tenet Healthcare Corp.
4.25%, 06/01/29	19,430	18,361,933
4.38%, 01/15/30	23,942	22,468,444
4.63%, 06/15/28	7,357	7,138,939
5.13%, 11/01/27	17,596	17,441,347
6.13%, 10/01/28(b)	31,624	31,728,014
6.13%, 06/15/30(b)	29,145	29,264,573
6.25%, 02/01/27(b)	13,857	13,844,667
6.75%, 05/15/31(b)	19,814	20,246,738
		692,973,883
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	16,209	15,651,248
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	11,440	9,878,195
5.25%, 05/15/27(b)	21,092	20,305,268
6.25%, 05/15/26	16,601	16,497,765
9.00%, 06/15/30(b)	12,085	11,971,220
9.75%, 01/15/29	10,513	10,778,348
10.00%, 11/15/29(a)	3,343	3,418,218
Stena International SA
7.25%, 01/15/31(a)(b)	12,413	12,805,668
7.63%, 02/15/31(a)(b)	6,367	6,643,461
		107,949,391
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	5,578	5,172,594
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,616	7,138,889
6.25%, 09/15/27(a)	9,481	9,469,528
Century Communities Inc.
3.88%, 08/15/29(a)(b)	8,460	7,718,617
6.75%, 06/01/27(b)	7,425	7,475,490
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	3,097	3,127,041
8.75%, 12/15/28(a)	810	859,378
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	8,409	7,936,014
5.25%, 12/15/27(a)	6,311	6,230,469
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	7,263	7,099,319
5.75%, 01/15/28(a)	6,285	6,339,444
5.88%, 06/15/27(a)	6,309	6,381,992
		74,948,775
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	11,876	10,525,105
4.00%, 04/15/29(a)(b)	13,070	12,168,170
		22,693,275

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	$8,071	$7,435,247
4.13%, 04/30/31(a)(b)	5,679	5,137,131
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	8,921	8,641,773
10.75%, 06/30/32(a)(b)	7,137	6,501,593
		27,715,744
Housewares — 0.3%
Newell Brands Inc.
5.70%, 04/01/26	17,404	17,507,815
6.38%, 09/15/27(b)	7,537	7,678,986
6.63%, 09/15/29(b)	8,751	9,008,004
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,749	6,920,030
4.38%, 02/01/32(b)	6,695	5,991,829
4.50%, 10/15/29(b)	6,817	6,443,130
		53,549,794
Insurance — 3.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	10,099	9,564,430
6.00%, 08/01/29(a)	7,504	7,194,537
7.50%, 11/06/30(a)	16,349	16,680,862
8.25%, 02/01/29(a)	13,346	13,718,367
8.50%, 06/15/29(a)(b)	7,169	7,468,250
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	11,148	10,621,644
5.88%, 11/01/29(a)(b)	7,233	6,981,503
6.50%, 10/01/31(a)	16,707	16,739,022
6.75%, 10/15/27(a)(b)	19,991	19,945,430
6.75%, 04/15/28(a)	19,076	19,258,553
7.00%, 01/15/31(a)	22,518	22,820,586
7.38%, 10/01/32(a)(b)	12,164	12,259,031
AmWINS Group Inc.
4.88%, 06/30/29(a)	13,472	12,780,477
6.38%, 02/15/29(a)	10,237	10,347,139
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	11,166	11,416,293
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	15,449	15,852,693
AssuredPartners Inc.
5.63%, 01/15/29(a)(b)	9,026	8,570,187
7.50%, 02/15/32(a)(b)	8,381	8,519,706
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	12,512	13,229,005
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	10,620	10,243,088
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,614	9,020,787
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	15,976	16,221,133
8.13%, 02/15/32(a)	8,603	8,686,725
HUB International Ltd.
5.63%, 12/01/29(a)(b)	10,620	10,353,710
7.25%, 06/15/30(a)(b)	48,140	49,947,705
7.38%, 01/31/32(a)	28,828	29,518,540
Security	Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	$15,143	$16,070,509
10.50%, 12/15/30(a)(b)	7,147	7,708,039
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	7,432	7,089,385
4.30%, 02/01/61(a)(b)	11,486	7,474,285
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	46,036	47,262,804
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	1,115	1,057,368
5.88%, 08/01/32(a)	9,029	9,040,738
		473,662,531
Internet — 1.4%
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	14,484	13,522,697
6.13%, 12/01/28(a)(b)	8,280	7,522,122
Cogent Communications Group LLC
3.50%, 05/01/26(a)(b)	7,823	7,586,143
7.00%, 06/15/27(a)	8,178	8,300,887
Gen Digital Inc.
6.75%, 09/30/27(a)	12,853	13,119,097
7.13%, 09/30/30(a)(b)	6,845	7,084,575
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	12,050	11,166,602
5.25%, 12/01/27(a)	7,430	7,362,434
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,771	6,282,854
9.50%, 05/30/29(a)(b)	12,246	12,644,117
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,855	6,808,125
4.13%, 08/01/30(a)(b)	8,033	7,272,802
4.63%, 06/01/28(a)(b)	8,896	8,542,829
5.00%, 12/15/27(a)	6,554	6,383,514
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	4,788,323
11.75%, 10/15/28(a)	8,253	5,889,891
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(g)	11,475	11,094,251
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(g)	14,850	13,541,797
9.75%, 04/15/29(a)	30,295	33,107,833
11.25%, 02/15/27(a)(b)	26,892	29,345,895
Uber Technologies Inc.
4.50%, 08/15/29(a)(b)	299	293,517
6.25%, 01/15/28(a)	147	148,597
7.50%, 09/15/27(a)	246	250,973
		222,059,875
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30(b)	5,755	6,018,291
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	7,354	7,370,126
6.75%, 04/15/30(a)(b)	11,151	11,222,698
6.88%, 11/01/29(a)	14,461	14,562,010
7.00%, 03/15/32(a)(b)	22,908	23,100,810
7.38%, 05/01/33(a)	14,319	14,584,045
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	11,916	12,145,860
8.13%, 05/01/27(a)	10,303	10,352,901

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
8.50%, 05/01/30(a)(b)	$10,859	$11,094,339
9.25%, 10/01/28(a)	20,005	20,981,844
		131,432,924
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	28,767	30,874,004
Life Time Inc.
5.75%, 01/15/26(a)(b)	11,834	11,839,782
6.00%, 11/15/31(a)	750	750,936
8.00%, 04/15/26(a)	8,489	8,523,519
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	23,498	23,540,421
5.88%, 02/15/27(a)	13,412	13,428,631
7.75%, 02/15/29(a)(b)	10,162	10,842,579
8.13%, 01/15/29(a)	10,736	11,393,580
8.38%, 02/01/28(a)	7,699	8,053,435
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	8,670	8,792,599
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	14,236	14,040,255
10.75%, 11/15/29(a)(b)	9,753	9,835,838
Viking Cruises Ltd.
5.88%, 09/15/27(a)	13,753	13,695,338
7.00%, 02/15/29(a)(b)	6,889	6,954,230
9.13%, 07/15/31(a)(b)	12,227	13,260,546
VOC Escrow Ltd., 5.00%, 02/15/28(a)	9,461	9,251,281
		195,076,974
Lodging — 2.8%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	12,114	11,884,086
4.75%, 06/15/31(a)(b)	13,568	12,683,729
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	23,552	20,814,080
3.75%, 05/01/29(a)(b)	11,130	10,390,159
4.00%, 05/01/31(a)(b)	16,198	14,874,489
4.88%, 01/15/30(b)	13,891	13,536,779
5.75%, 05/01/28(a)(b)	6,842	6,853,956
5.88%, 04/01/29(a)(b)	6,800	6,864,848
5.88%, 03/15/33(a)(b)	14,582	14,609,997
6.13%, 04/01/32(a)(b)	6,381	6,461,531
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	9,158	8,282,102
5.00%, 06/01/29(a)(b)	13,422	12,777,744
6.63%, 01/15/32(a)(b)	15,087	15,267,258
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	7,864	7,796,772
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(b)	8,192	8,048,349
5.38%, 12/04/29(a)(b)	18,303	16,812,632
5.63%, 07/17/27(a)(b)	9,581	9,263,259
5.75%, 07/21/28(a)	14,354	13,666,380
7.63%, 04/17/32(a)(b)	12,158	12,292,424
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	11,347	10,979,509
5.88%, 05/15/26(a)(b)	12,166	12,113,707
7.13%, 06/26/31(a)(b)	7,987	8,107,649
MGM Resorts International
4.63%, 09/01/26	4,474	4,451,331
Security	Par (000)	Value
Lodging (continued)
4.75%, 10/15/28(b)	$11,614	$11,288,469
5.50%, 04/15/27	9,740	9,742,679
6.13%, 09/15/29(b)	13,705	13,824,919
6.50%, 04/15/32(b)	12,337	12,454,942
Station Casinos LLC
4.50%, 02/15/28(a)(b)	11,760	11,241,825
4.63%, 12/01/31(a)	8,227	7,456,490
6.63%, 03/15/32(a)(b)	9,040	9,077,855
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	16,447	14,892,489
6.50%, 01/15/28(a)(b)	7,172	6,956,840
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	10,153	9,569,203
6.00%, 04/01/27(b)	6,392	6,456,734
6.63%, 07/31/26(a)	9,777	9,873,792
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	15,407	14,297,696
5.50%, 01/15/26(a)(b)	14,019	13,879,201
5.50%, 10/01/27(a)(b)	11,815	11,455,231
5.63%, 08/26/28(a)(b)	21,554	20,713,394
		442,014,529
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)	20,025	20,916,513
9.50%, 01/01/31(a)(b)	8,168	8,822,152
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	16,124	16,773,439
Terex Corp.
5.00%, 05/15/29(a)(b)	10,500	10,143,985
6.25%, 10/15/32(a)(b)	12,086	12,098,086
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,790	6,815,463
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	25,625	25,222,831
		100,792,469
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)	8,046	7,928,549
12.25%, 11/15/26(a)(b)	12,571	12,414,742
Hillenbrand Inc., 6.25%, 02/15/29(b)	8,306	8,467,967
		28,811,258
Media — 9.4%
AMC Networks Inc.
4.25%, 02/15/29(b)	16,392	12,457,920
10.25%, 01/15/29(a)(b)	14,365	15,306,805
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	44,783	40,036,898
4.25%, 01/15/34(a)(b)	30,805	25,773,530
4.50%, 08/15/30(a)(b)	40,999	37,605,103
4.50%, 05/01/32(b)	42,355	37,325,344
4.50%, 06/01/33(a)(b)	26,058	22,605,315
4.75%, 03/01/30(a)(b)	45,612	42,473,976
4.75%, 02/01/32(a)(b)	17,964	16,167,600
5.00%, 02/01/28(a)	37,007	36,144,433
5.13%, 05/01/27(a)	47,373	46,810,446
5.38%, 06/01/29(a)(b)	22,779	22,181,051
5.50%, 05/01/26(a)	9,097	9,076,152
6.38%, 09/01/29(a)(b)	21,219	21,304,937
7.38%, 03/01/31(a)(b)	15,292	15,869,273

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
3.38%, 02/15/31(a)	$14,922	$10,816,212
4.13%, 12/01/30(a)	16,882	12,726,616
4.50%, 11/15/31(a)	22,599	16,961,962
4.63%, 12/01/30(a)	34,980	19,734,551
5.00%, 11/15/31(a)	7,476	4,099,651
5.38%, 02/01/28(a)	14,409	12,571,852
5.50%, 04/15/27(a)	21,069	18,893,626
5.75%, 01/15/30(a)	34,572	20,613,555
6.50%, 02/01/29(a)	26,823	23,036,486
7.50%, 04/01/28(a)	16,078	11,584,199
11.25%, 05/15/28(a)	15,210	15,007,675
11.75%, 01/31/29(a)	31,576	31,342,903
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	13,235	13,330,888
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	55,421	54,366,893
DISH DBS Corp.
5.25%, 12/01/26(a)	39,645	36,434,171
5.75%, 12/01/28(a)	36,153	31,586,243
7.38%, 07/01/28	14,683	11,171,561
7.75%, 07/01/26	30,132	25,840,073
5.13%, 06/01/29	22,605	15,099,735
DISH Network Corp., 11.75%, 11/15/27(a)	48,981	51,989,388
Gray Television Inc.
4.75%, 10/15/30(a)(b)	11,874	7,011,953
5.38%, 11/15/31(a)	19,724	11,726,017
7.00%, 05/15/27(a)(b)	12,106	11,863,880
10.50%, 07/15/29(a)(b)	20,071	20,416,221
iHeartCommunications Inc.
4.75%, 01/15/28(a)	9,128	6,209,778
5.25%, 08/15/27(a)	13,590	9,596,239
6.38%, 05/01/26	14,357	12,419,220
8.38%, 05/01/27	14,442	8,379,975
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	12,466	10,232,093
6.75%, 10/15/27(a)(b)	18,477	16,814,070
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	13,781	13,509,112
7.38%, 09/01/31(a)(b)	10,711	11,082,350
8.00%, 08/01/29(a)	14,006	14,159,482
News Corp.
3.88%, 05/15/29(a)(b)	13,977	13,093,758
5.13%, 02/15/32(a)(b)	7,941	7,664,733
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	16,992	16,045,546
5.63%, 07/15/27(a)(b)	27,900	27,500,159
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)(d)	9,210	8,715,193
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	14,286	13,751,989
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	13,025,914
6.50%, 09/15/28(a)	16,003	10,501,969
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	7,989	5,704,625
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	7,157	5,475,105
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	11,361	8,804,775
5.50%, 03/01/30(a)(b)	8,106	5,459,391
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	13,661	13,161,330
Security	Par (000)	Value
Media (continued)
3.88%, 09/01/31(a)(b)	$23,397	$20,325,779
4.00%, 07/15/28(a)	32,198	30,245,191
4.13%, 07/01/30(a)(b)	22,500	20,306,250
5.00%, 08/01/27(a)	24,017	23,633,703
5.50%, 07/01/29(a)(b)	19,715	19,259,091
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	19,524	17,905,460
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	2,465	2,426,566
TEGNA Inc.
4.63%, 03/15/28(b)	15,999	15,303,363
4.75%, 03/15/26(a)	5,296	5,253,831
5.00%, 09/15/29(b)	17,217	16,262,242
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	14,000	13,651,000
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	16,922	15,179,386
6.63%, 06/01/27(a)	23,298	23,200,148
7.38%, 06/30/30(a)(b)	12,881	12,430,165
8.00%, 08/15/28(a)	22,802	23,324,410
8.50%, 07/31/31(a)	18,672	18,588,755
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,819	11,827,337
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	13,777	12,147,295
5.50%, 05/15/29(a)(b)	21,219	20,237,755
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,413	6,138,443
VZ Secured Financing BV, 5.00%, 01/15/32(a)	24,286	21,705,612
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	7,108	6,414,526
6.00%, 01/15/27(a)(b)	8,244	8,233,448
Ziggo BV, 4.88%, 01/15/30(a)	14,032	12,998,894
		1,517,670,550
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,890	6,512,342
5.50%, 12/15/27(a)(b)	7,916	7,889,283
6.13%, 05/15/28(a)(b)	5,553	5,607,922
7.13%, 03/15/31(a)(b)	12,089	12,644,610
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	11,913	12,544,868
11.50%, 10/01/31(a)	10,783	12,189,887
Constellium SE, 3.75%, 04/15/29(a)(b)	8,753	8,021,740
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	23,075	21,153,619
4.50%, 09/15/27(a)	9,970	9,707,949
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	10,005	9,932,439
6.13%, 04/15/32(a)(b)	12,883	12,962,629
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	10,138	9,159,367
4.63%, 03/01/28(a)(b)	8,941	8,573,581
Novelis Corp.
3.25%, 11/15/26(a)	9,917	9,529,436
3.88%, 08/15/31(a)	12,762	11,218,053
4.75%, 01/30/30(a)	24,633	23,185,107
		180,832,832

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	$11,890	$9,836,002
8.88%, 11/30/29(a)(b)	8,226	7,069,283
		16,905,285
Oil & Gas — 5.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	16,267	16,840,818
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	8,160	8,023,116
6.63%, 10/15/32(a)(b)	10,164	10,154,895
8.25%, 12/31/28(a)(b)	6,348	6,505,113
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	9,634	9,612,361
8.50%, 04/30/30(a)	13,985	14,519,434
California Resources Corp.
7.13%, 02/01/26(a)(b)	2,007	2,012,519
8.25%, 06/15/29(a)	14,895	15,285,994
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,679,161
7.00%, 06/15/25(a)	19,913	19,932,913
8.38%, 01/15/29(a)	21,518	22,384,773
Civitas Resources Inc.
5.00%, 10/15/26(a)	7,462	7,360,738
8.38%, 07/01/28(a)	21,414	22,350,862
8.63%, 11/01/30(a)(b)	14,586	15,462,983
8.75%, 07/01/31(a)	19,701	20,904,780
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	7,954	7,951,874
7.25%, 03/01/32(a)(b)	6,124	6,369,917
7.38%, 01/15/31(a)(b)	7,630	7,921,046
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	15,256	14,414,589
6.75%, 03/01/29(a)(b)	18,244	17,984,570
6.75%, 03/01/29(a)	5,659	5,546,947
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	12,485	12,394,234
7.63%, 04/01/32(a)	12,189	12,308,659
9.25%, 02/15/28(a)(b)	16,224	17,058,720
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	6,416	6,070,948
8.50%, 01/15/29(a)	9,971	9,796,508
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	11,817	12,120,286
8.75%, 05/01/31(a)(b)	7,571	8,008,158
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(h)	8,680	8,537,388
5.38%, 03/30/28(a)(h)	8,726	8,128,027
5.88%, 03/30/31(a)(h)	9,357	8,350,753
8.50%, 09/30/33(a)(h)	11,586	11,540,917
Expand Energy Corp.
5.50%, 02/01/26(a)	521	521,257
6.75%, 04/15/29(a)(b)	866	878,964
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	8,878	8,631,451
6.00%, 04/15/30(a)	6,911	6,669,682
6.00%, 02/01/31(a)	8,594	8,188,112
6.25%, 11/01/28(a)(b)	8,267	8,202,352
6.25%, 04/15/32(a)	7,751	7,361,789
6.88%, 05/15/34(a)	7,860	7,622,645
7.25%, 02/15/35(a)	16,729	16,444,085
Security	Par (000)	Value
Oil & Gas (continued)
8.38%, 11/01/33(a)(b)	$8,916	$9,417,341
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	8,887	8,674,981
6.75%, 06/30/30(a)	8,027	7,692,962
Matador Resources Co.
6.25%, 04/15/33(a)(b)	12,468	12,346,749
6.50%, 04/15/32(a)(b)	14,546	14,594,639
6.88%, 04/15/28(a)	8,411	8,590,785
Murphy Oil Corp., 6.00%, 10/01/32	2,050	2,007,401
Nabors Industries Inc.
7.38%, 05/15/27(a)	11,937	11,967,029
8.88%, 08/15/31(a)	9,264	8,968,744
9.13%, 01/31/30(a)(b)	11,613	12,100,746
Noble Finance II LLC, 8.00%, 04/15/30(a)	22,040	22,530,059
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	12,719	13,002,634
8.75%, 06/15/31(a)	9,383	9,883,208
Parkland Corp.
4.50%, 10/01/29(a)	13,180	12,370,048
4.63%, 05/01/30(a)(b)	12,038	11,240,859
5.88%, 07/15/27(a)(b)	8,378	8,368,013
6.63%, 08/15/32(a)(b)	8,207	8,270,727
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	10,774	10,655,675
7.88%, 09/15/30(a)(b)	7,222	7,414,105
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	10,334	10,282,020
6.25%, 02/01/33(a)(b)	15,287	15,405,395
7.00%, 01/15/32(a)	15,949	16,405,540
8.00%, 04/15/27(a)	5,716	5,889,138
9.88%, 07/15/31(a)	6,977	7,729,426
Range Resources Corp.
4.75%, 02/15/30(a)(b)	8,033	7,648,241
8.25%, 01/15/29	6,032	6,218,804
SM Energy Co.
6.50%, 07/15/28	5,533	5,544,879
6.63%, 01/15/27(b)	6,063	6,073,636
6.75%, 09/15/26(b)	6,877	6,892,796
6.75%, 08/01/29(a)	11,805	11,889,996
7.00%, 08/01/32(a)(b)	11,610	11,668,050
Sunoco LP
7.00%, 05/01/29(a)	11,361	11,775,203
7.25%, 05/01/32(a)(b)	11,359	11,886,308
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	12,342	11,778,040
4.50%, 04/30/30(b)	13,430	12,698,736
5.88%, 03/15/28	4,618	4,623,195
6.00%, 04/15/27(b)	6,193	6,203,683
7.00%, 09/15/28(a)	8,581	8,851,034
Talos Production Inc.
9.00%, 02/01/29(a)	9,723	10,172,689
9.38%, 02/01/31(a)	10,054	10,560,822
Transocean Inc.
8.00%, 02/01/27(a)(b)	5,251	5,251,930
8.25%, 05/15/29(a)	13,566	13,714,499
8.50%, 05/15/31(a)(b)	13,658	13,878,967
8.75%, 02/15/30(a)(b)	13,435	14,006,344
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	9,367	9,658,490
Valaris Ltd., 8.38%, 04/30/30(a)	18,710	19,009,547

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	$15,888	$15,613,644
		931,482,095
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	10,188	10,223,148
6.63%, 09/01/32(a)(b)	12,481	12,647,060
6.88%, 04/01/27(a)	1,326	1,328,917
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	11,048	11,121,864
7.13%, 03/15/29(a)	16,774	17,188,947
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	26,186	27,287,938
		79,797,874
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	8,005	7,207,902
4.00%, 09/01/29(a)(b)	15,999	13,876,233
6.00%, 06/15/27(a)(b)	11,353	11,289,196
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	14,971,050
5.25%, 08/15/27(a)	27,047	15,635,636
Ball Corp.
2.88%, 08/15/30(b)	18,434	16,177,140
3.13%, 09/15/31(b)	12,722	11,127,933
6.00%, 06/15/29	13,486	13,758,923
6.88%, 03/15/28(b)	8,372	8,670,462
Berry Global Inc., 5.63%, 07/15/27(a)(b)	3,547	3,545,704
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	8,416	8,463,033
6.88%, 01/15/30(a)(b)	7,967	8,028,187
8.75%, 04/15/30(a)(b)	18,041	18,111,398
Crown Americas LLC, 5.25%, 04/01/30(b)	8,624	8,538,838
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	5,365	5,262,670
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	9,913	9,833,936
Graphic Packaging International LLC
3.50%, 03/15/28(a)	8,507	7,994,099
3.75%, 02/01/30(a)	6,704	6,162,119
6.38%, 07/15/32(a)(b)	6,795	6,919,739
LABL Inc.
5.88%, 11/01/28(a)	8,086	7,251,458
8.25%, 11/01/29(a)(b)	7,259	6,318,023
8.63%, 10/01/31(a)	14,841	13,925,607
10.50%, 07/15/27(a)(b)	12,314	12,086,865
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	41,915	42,918,655
9.25%, 04/15/27(a)(b)	21,880	22,406,146
OI European Group BV, 4.75%, 02/15/30(a)	7,121	6,495,907
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	10,993	10,972,787
7.25%, 05/15/31(a)(b)	11,202	11,186,970
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	14,732	14,091,078
Security	Par (000)	Value
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	$9,794	$9,277,440
Sealed Air Corp.
4.00%, 12/01/27(a)	6,000	5,764,688
5.00%, 04/15/29(a)(b)	6,377	6,196,053
6.50%, 07/15/32(a)(b)	5,693	5,792,093
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	8,723	8,806,297
7.25%, 02/15/31(a)	5,975	6,239,269
Silgan Holdings Inc., 4.13%, 02/01/28(b)	8,524	8,202,396
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	17,594	17,559,340
8.50%, 08/15/27(a)(b)	12,362	12,384,252
		423,449,522
Pharmaceuticals — 2.6%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	8,492	7,752,311
5.13%, 03/01/30(a)(b)	9,876	9,099,963
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	9,991	8,217,348
9.25%, 04/01/26(a)	10,851	10,454,938
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	24,055	19,988,673
5.00%, 01/30/28(a)	5,810	3,825,885
5.00%, 02/15/29(a)	6,455	3,913,667
5.25%, 01/30/30(a)	12,283	6,923,774
5.25%, 02/15/31(a)	6,220	3,421,000
5.50%, 11/01/25(a)	13,359	13,069,577
5.75%, 08/15/27(a)	6,993	6,223,224
6.13%, 02/01/27(a)	14,576	13,455,990
6.25%, 02/15/29(a)	11,987	7,697,652
9.00%, 12/15/25(a)	7,935	7,806,453
11.00%, 09/30/28(a)	27,093	26,598,385
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	18,199	19,406,675
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	9,344	6,780,167
12.25%, 04/15/29(a)	13,047	13,756,365
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	24,830	23,651,352
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	33,352	31,643,834
5.13%, 04/30/31(a)(b)	29,746	27,160,478
6.75%, 05/15/34(a)(b)	8,039	8,115,873
7.88%, 05/15/34(a)(b)	7,861	8,115,751
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	6,758	6,117,064
6.63%, 04/01/30(a)(b)	9,248	8,930,795
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	50,158	48,005,158
4.75%, 05/09/27(b)	17,073	16,679,221
5.13%, 05/09/29(b)	15,270	14,962,800
6.75%, 03/01/28(b)	18,563	19,079,748
7.88%, 09/15/29	8,498	9,182,443
8.13%, 09/15/31(b)	8,618	9,686,809
		419,723,373

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	$11,968	$11,736,681
5.75%, 03/01/27(a)	7,116	7,111,469
5.75%, 01/15/28(a)	8,847	8,827,239
6.63%, 02/01/32(a)	9,573	9,745,912
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	8,413	8,664,969
7.25%, 07/15/32(a)	8,490	8,818,616
Buckeye Partners LP
3.95%, 12/01/26	8,422	8,215,282
4.13%, 12/01/27	5,809	5,583,489
4.50%, 03/01/28(a)	8,131	7,827,358
6.88%, 07/01/29(a)	9,465	9,672,442
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)(b)	22,016	21,217,920
7.50%, 12/15/33(a)(b)	8,968	9,474,798
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	6,833	6,847,307
8.63%, 03/15/29(a)	16,810	17,523,080
DT Midstream Inc.
4.13%, 06/15/29(a)	16,021	15,209,376
4.38%, 06/15/31(a)	15,741	14,646,214
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,915	6,006,061
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	12,111	12,870,360
EQM Midstream Partners LP
4.13%, 12/01/26	5,035	5,026,340
4.50%, 01/15/29(a)(b)	11,989	11,627,132
4.75%, 01/15/31(a)(b)	16,305	15,660,953
5.50%, 07/15/28	11,767	11,946,035
6.38%, 04/01/29(a)	9,991	10,188,176
6.50%, 07/01/27(a)	11,148	11,423,681
7.50%, 06/01/27(a)	9,598	9,851,003
7.50%, 06/01/30(a)	6,906	7,487,399
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	9,723	9,841,043
7.88%, 05/15/32(b)	11,521	11,598,882
8.00%, 01/15/27	12,771	13,014,926
8.25%, 01/15/29	9,897	10,125,002
8.88%, 04/15/30(b)	8,342	8,689,627
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	6,392	6,445,493
8.25%, 01/15/32(a)(b)	9,299	9,759,115
Harvest Midstream I LP
7.50%, 09/01/28(a)	12,996	13,265,667
7.50%, 05/15/32(a)	9,437	9,661,459
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	12,873	12,095,401
5.13%, 06/15/28(a)(b)	7,316	7,201,002
5.50%, 10/15/30(a)(b)	5,243	5,171,127
5.63%, 02/15/26(a)(b)	5,594	5,589,222
6.50%, 06/01/29(a)(b)	9,035	9,235,464
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	10,750	11,080,563
8.88%, 07/15/28(a)(b)	9,272	9,825,909
Security	Par (000)	Value
Pipelines (continued)
ITT Holdings LLC, 6.50%, 08/01/29(a)	$20,151	$18,907,307
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	14,157	14,151,762
6.63%, 12/15/28(a)(b)	13,178	13,487,024
New Fortress Energy Inc.
6.50%, 09/30/26(a)	23,565	21,976,719
8.75%, 03/15/29(a)	10,805	8,827,793
NFE Financing LLC, 12.00%, 11/15/29(a)	29,689	29,763,492
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	14,947	15,262,830
8.38%, 02/15/32(a)(b)	19,865	20,311,367
NuStar Logistics LP
5.63%, 04/28/27(b)	10,060	10,079,617
6.00%, 06/01/26	8,484	8,549,524
6.38%, 10/01/30(b)	7,784	7,988,330
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)(b)	10,000	9,579,006
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	10,457	10,990,307
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	7,934	8,222,599
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	12,622	12,313,451
6.00%, 03/01/27(a)	7,697	7,696,880
6.00%, 12/31/30(a)(b)	12,325	11,736,866
6.00%, 09/01/31(a)(b)	7,086	6,696,305
7.38%, 02/15/29(a)	11,750	11,951,953
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	20,472	17,845,094
6.25%, 01/15/30(a)	14,636	14,965,310
3.88%, 08/15/29(a)	18,395	17,097,601
4.13%, 08/15/31(a)	19,145	17,493,449
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	22,970	23,514,718
8.13%, 06/01/28(a)	34,097	35,630,352
8.38%, 06/01/31(a)	34,103	35,923,418
9.50%, 02/01/29(a)(b)	44,999	50,270,633
9.88%, 02/01/32(a)(b)	30,417	33,827,658
		920,870,559
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	9,200	8,577,438
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,511	5,260,025
5.75%, 01/15/29(a)(b)	9,813	8,486,098
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,832	9,919,800
8.88%, 09/01/31(a)(b)	6,348	6,864,540
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)(b)	9,612	8,959,249
4.38%, 02/01/31(a)(b)	9,685	8,856,642
5.38%, 08/01/28(a)	10,544	10,339,974
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	9,746	9,064,998
4.75%, 02/01/30(b)	8,382	7,630,567

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.00%, 03/01/31(b)	$9,283	$8,356,852
		92,316,183
Real Estate Investment Trusts — 3.5%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	6,738	6,342,614
8.88%, 04/12/29(b)	6,509	7,026,177
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	11,709	11,275,720
5.75%, 05/15/26(a)(b)	14,783	14,681,213
Diversified Healthcare Trust
4.38%, 03/01/31	7,207	5,447,548
4.75%, 02/15/28(b)	7,650	6,526,649
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,603	4,136,012
3.95%, 11/01/27(b)	6,475	5,743,627
4.65%, 04/01/29(b)	8,101	6,595,429
Iron Mountain Inc.
4.50%, 02/15/31(a)	16,581	15,408,814
4.88%, 09/15/27(a)(b)	13,029	12,846,757
4.88%, 09/15/29(a)(b)	14,360	13,812,200
5.00%, 07/15/28(a)	6,390	6,236,307
5.25%, 03/15/28(a)	11,183	11,019,187
5.25%, 07/15/30(a)(b)	20,186	19,585,063
5.63%, 07/15/32(a)(b)	8,717	8,510,152
7.00%, 02/15/29(a)(b)	13,095	13,528,510
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	11,708	11,018,352
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	10,900	10,606,150
4.75%, 06/15/29(a)(b)	9,756	9,365,456
7.00%, 07/15/31(a)(b)	7,798	8,093,723
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	19,270	12,573,675
4.63%, 08/01/29(b)	13,198	9,667,535
5.00%, 10/15/27(b)	21,621	18,296,771
5.25%, 08/01/26(b)	6,990	6,274,836
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	11,123	10,679,415
5.88%, 10/01/28(a)	10,677	10,580,740
7.00%, 02/01/30(a)	8,415	8,625,526
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	8,982	8,610,744
4.75%, 10/15/27(b)	8,845	8,692,701
6.50%, 04/01/32(a)(b)	15,071	15,315,146
7.25%, 07/15/28(a)	5,333	5,534,214
Rithm Capital Corp., 8.00%, 04/01/29(a)	595	597,050
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	7,648	7,445,481
4.00%, 09/15/29(a)(b)	9,245	8,438,432
SBA Communications Corp.
3.13%, 02/01/29(b)	22,771	20,786,280
3.88%, 02/15/27	19,565	19,014,327
Service Properties Trust
3.95%, 01/15/28(b)	6,509	5,653,340
4.38%, 02/15/30(b)	5,760	4,485,150
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 10/01/26	$6,958	$6,690,236
4.95%, 02/15/27(b)	7,136	6,802,690
4.95%, 10/01/29(b)	6,078	4,960,264
5.50%, 12/15/27	6,383	6,100,585
8.38%, 06/15/29	11,149	11,109,142
8.63%, 11/15/31(a)(b)	13,698	14,479,300
8.88%, 06/15/32(b)	7,571	7,266,267
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,172	5,949,036
4.38%, 01/15/27(a)(b)	8,266	8,041,728
6.00%, 04/15/30(a)	5,817	5,737,016
7.25%, 04/01/29(a)(b)	10,721	11,068,562
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	11,061	9,485,637
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	9,054	8,483,252
6.50%, 02/15/29(a)	17,485	15,451,549
10.50%, 02/15/28(a)	44,681	47,496,686
		558,198,973
Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	10,013	9,282,469
3.88%, 01/15/28(a)	23,259	22,159,836
4.00%, 10/15/30(a)	44,779	40,687,489
4.38%, 01/15/28(a)(b)	11,945	11,512,131
5.63%, 09/15/29(a)	7,684	7,684,081
6.13%, 06/15/29(a)(b)	17,230	17,522,183
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	7,375	6,640,419
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,567	5,403,967
4.63%, 11/15/29(a)(b)	12,265	11,646,271
4.75%, 03/01/30(b)	6,294	5,992,937
5.00%, 02/15/32(a)(b)	9,204	8,569,993
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,237	8,197,136
6.63%, 10/01/30(a)(b)	15,424	15,794,176
7.50%, 06/15/29(b)	6,127	6,357,273
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	6,457	6,328,264
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	7,605	7,805,552
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	14,503	15,459,228
13.00%, 06/01/30, (13.00% PIK)(a)(c)	20,387	22,387,182
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	25,766	30,854,689
eG Global Finance PLC, 12.00%, 11/30/28(a)	16,855	18,812,034
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)(b)	10,602	10,529,443
5.88%, 04/01/29(a)(b)	13,851	12,952,416
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	14,970	14,071,800
6.75%, 01/15/30(a)(b)	19,001	17,803,779
FirstCash Inc.
4.63%, 09/01/28(a)	8,179	7,844,888
5.63%, 01/01/30(a)(b)	9,008	8,786,065
6.88%, 03/01/32(a)	9,100	9,283,802
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	12,757	11,591,903
3.88%, 10/01/31(a)(b)	11,441	10,051,719

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	$8,526	$7,894,720
8.75%, 01/15/32(a)	8,010	7,105,246
11.50%, 08/15/29(a)(b)	2,611	2,653,298
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	11,533	10,882,827
6.38%, 01/15/30(a)(b)	7,179	7,250,790
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	8,462	8,338,692
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	13,614	12,714,322
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	14,467	13,662,635
8.25%, 08/01/31(a)(b)	13,354	13,980,803
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	12,843	11,896,278
4.38%, 01/15/31(a)(b)	8,084	7,434,024
4.63%, 12/15/27(a)	5,438	5,299,331
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	876	856,467
5.88%, 03/15/30(a)(b)	5,959	5,742,583
6.13%, 03/15/32(a)(b)	6,963	6,661,692
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	13,893	10,071,036
7.88%, 05/01/29(a)(b)	19,278	10,365,368
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	7,515	6,730,115
4.75%, 09/15/29(b)	6,791	6,556,778
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(a)	16,608	16,886,184
Nordstrom Inc.
4.25%, 08/01/31(b)	6,430	5,678,328
4.38%, 04/01/30(b)	7,647	6,987,217
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	19,128	18,299,121
7.75%, 02/15/29(a)(b)	17,633	17,349,035
QVC Inc., 6.88%, 04/15/29(a)(b)	10,142	8,493,925
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	9,597	9,011,383
4.88%, 11/15/31(a)(b)	7,486	6,871,680
Staples Inc.
10.75%, 09/01/29(a)(b)	34,721	34,142,305
12.75%, 01/15/30(a)(b)	13,139	10,790,395
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	11,383	10,395,411
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	7,055	5,715,767
3.45%, 06/01/26(b)	23,245	22,458,157
8.13%, 08/15/29(b)	11,752	11,820,186
Yum! Brands Inc.
3.63%, 03/15/31(b)	14,877	13,466,958
4.63%, 01/31/32(b)	16,094	15,132,730
4.75%, 01/15/30(a)(b)	12,526	12,112,316
5.38%, 04/01/32(b)	15,101	14,812,507
		778,533,735
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,272	4,839,101
4.38%, 04/15/28(a)(b)	6,714	6,444,391
4.75%, 04/15/29(a)	24,881	24,136,063
Security	Par (000)	Value
Semiconductors (continued)
5.95%, 06/15/30(a)(b)	$13,365	$13,429,753
		48,849,308
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	36,189	34,632,511
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	12,168	12,223,973
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	11,576	11,868,888
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	14,076	13,215,604
4.88%, 07/01/29(a)(b)	12,939	12,124,450
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	58,438	57,505,183
8.25%, 06/30/32(a)	27,016	28,141,757
9.00%, 09/30/29(a)(b)	60,502	61,107,020
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,487	10,949,265
5.25%, 05/15/26(a)	3,053	3,045,081
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	12,000	12,255,000
Open Text Corp.
3.88%, 02/15/28(a)	14,562	13,743,840
3.88%, 12/01/29(a)	12,782	11,691,251
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	14,652	13,502,551
4.13%, 12/01/31(a)(b)	11,577	10,367,782
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	17,494	15,931,348
Rocket Software Inc.
6.50%, 02/15/29(a)	9,855	9,322,337
9.00%, 11/28/28(a)	12,194	12,666,517
SS&C Technologies Inc.
5.50%, 09/30/27(a)	22,758	22,717,072
6.50%, 06/01/32(a)(b)	11,146	11,396,785
Twilio Inc.
3.63%, 03/15/29(b)	9,445	8,760,884
3.88%, 03/15/31(b)	8,946	8,145,278
UKG Inc., 6.88%, 02/01/31(a)(b)	39,635	40,659,565
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	15,209	14,882,006
		450,855,948
Telecommunications — 5.4%
Altice Financing SA
5.00%, 01/15/28(a)	18,399	14,604,206
5.75%, 08/15/29(a)	31,536	23,888,520
Altice France Holding SA
6.00%, 02/15/28(a)(b)	14,067	3,701,028
10.50%, 05/15/27(a)(b)	20,445	5,959,037
Altice France SA
5.13%, 01/15/29(a)	6,941	5,238,604
5.13%, 07/15/29(a)	38,301	29,278,652
5.50%, 01/15/28(a)	17,115	13,238,078
5.50%, 10/15/29(a)	30,842	23,700,479
8.13%, 02/01/27(a)	28,426	23,816,440
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,923	6,715,527
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	7,787	7,167,406

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
CommScope LLC
4.75%, 09/01/29(a)(b)	$17,422	$14,366,587
6.00%, 03/01/26(a)	21,552	21,202,588
7.13%, 07/01/28(a)(b)	10,162	8,544,464
8.25%, 03/01/27(a)(b)	14,353	13,326,462
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	11,841	10,153,657
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	29,864	27,586,870
Consolidated Communications Inc.
5.00%, 10/01/28(a)	7,302	6,860,967
6.50%, 10/01/28(a)	13,061	12,724,762
EchoStar Corp., Series ., 10.75%, 11/30/29	15,486	16,755,733
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	19,714	19,541,195
5.88%, 10/15/27(a)	14,814	14,831,777
5.88%, 11/01/29(b)	10,244	10,256,928
6.00%, 01/15/30(a)(b)	13,822	13,873,832
6.75%, 05/01/29(a)	16,292	16,465,213
8.63%, 03/15/31(a)	10,176	10,964,004
8.75%, 05/15/30(a)(b)	17,705	18,869,879
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	11,178	10,171,980
6.63%, 08/01/26(b)	11,847	9,684,922
Iliad Holding SASU
6.50%, 10/15/26(a)	10,983	11,165,475
7.00%, 10/15/28(a)	13,253	13,467,699
7.00%, 04/15/32(a)	4,260	4,305,089
8.50%, 04/15/31(a)	14,487	15,418,242
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	45,193	42,083,157
Level 3 Financing Inc.
3.75%, 07/15/29(a)	5,410	4,238,397
3.88%, 10/15/30(a)	6,853	5,483,257
4.00%, 04/15/31(a)(b)	7,026	5,559,323
4.25%, 07/01/28(a)(b)	4,000	3,553,300
4.50%, 04/01/30(a)(b)	11,170	9,407,584
4.88%, 06/15/29(a)(b)	10,546	9,244,096
10.50%, 04/15/29(a)(b)	9,965	11,160,401
10.50%, 05/15/30(a)(b)	15,623	17,185,544
10.75%, 12/15/30(a)(b)	10,254	11,562,667
11.00%, 11/15/29(a)	24,418	27,714,223
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	7,344	6,491,666
5.13%, 12/15/26(a)	0 (i)	54
10.00%, 10/15/32(a)(b)	7,417	7,397,859
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,019	7,072,902
Series 2034, 6.00%, 09/30/34(a)(b)	8,618	8,414,938
Series 2036, 7.20%, 07/18/36(a)	7,282	7,480,908
Series 2038, 7.72%, 06/04/38(a)	7,763	8,182,924
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	13,403	13,212,878
Viasat Inc.
5.63%, 09/15/25(a)	558	554,238
5.63%, 04/15/27(a)(b)	9,573	9,127,855
6.50%, 07/15/28(a)(b)	5,983	4,794,178
7.50%, 05/30/31(a)(b)	10,636	7,232,480
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	20,570	17,814,957
4.75%, 07/15/31(a)	21,122	18,533,921
Security	Par (000)	Value
Telecommunications (continued)
7.75%, 04/15/32(a)(b)	$12,967	$13,161,505
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	8,279	7,988,350
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	15,978	14,269,262
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	28,661	29,887,691
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(b)	22,747	22,920,978
8.25%, 10/01/31(a)(b)	12,461	12,975,016
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	23,546	22,243,023
6.13%, 03/01/28(a)(b)	16,915	15,631,151
		860,426,985
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	20,730	19,390,583
XPO Inc.
7.13%, 06/01/31(a)(b)	5,509	5,719,518
7.13%, 02/01/32(a)(b)	9,612	10,020,991
		35,131,092
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)	8,160	8,060,285
7.00%, 05/01/31(a)	10,582	10,978,040
7.00%, 06/15/32(a)(b)	11,957	12,391,687
7.88%, 12/01/30(a)	7,965	8,474,611
5.50%, 05/01/28(a)(b)	13,013	12,861,268
		52,765,891
Total Corporate Bonds & Notes — 98.1% (Cost: $16,416,850,426)		15,767,739,921
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	30,236
Total Common Stocks — 0.0% (Cost $0)		30,236
Total Long-Term Investments — 98.1% (Cost: $16,416,850,426)		15,767,770,157
Short-Term Securities
Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(j)(k)(l)	2,591,369,600	2,592,665,285

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)	31,780,000	$31,780,000
Total Short-Term Securities — 16.3% (Cost: $2,622,953,881)		2,624,445,285
Total Investments — 114.4% (Cost: $19,039,804,307)		18,392,215,442
Liabilities in Excess of Other Assets — (14.4)%		(2,316,804,285)
Net Assets — 100.0%		$16,075,411,157

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,144,643,833	$—	$(552,122,174)(a)	$83,240	$60,386	$2,592,665,285	2,591,369,600	$10,973,942 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	132,290,000	—	(100,510,000)(a)	—	—	31,780,000	31,780,000	2,162,977	—
				$83,240	$60,386	$2,624,445,285		$13,136,919	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,767,739,921	$—	$15,767,739,921
Common Stocks	—	30,236	—	30,236
Short-Term Securities
Money Market Funds	2,624,445,285	—	—	2,624,445,285
	$2,624,445,285	$15,767,770,157	$—	$18,392,215,442

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust